GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Beginning balance		$ 587
Impairment of Goodwill		(587)
Ending balance			$ 587